Short-Term Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short Term Debt [Line Items]
Short-term borrowings		$ 2,480
Short-term borrowings, weighted-average interest rate		1.86%
Unused lines of credit available for borrowing	$ 7,600	$ 17,000
Maximum
Short Term Debt [Line Items]
Short-term borrowings, annual interest rate		2.13%
Minimum
Short Term Debt [Line Items]
Short-term borrowings, annual interest rate		1.70%
Maturity Date One
Short Term Debt [Line Items]
Short-term borrowings, maturity date	2017-01
Maturity Date Two
Short Term Debt [Line Items]
Short-term borrowings, maturity date	2017-05